Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.1%
Caesars Resort Collection LLC
2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~	$134	$132
4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~	149	150
Clear Channel Outdoor Holdings, Inc. 3.712% (LIBOR03M + 3.500%) due 08/21/2026 ~	99	95
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~	109	108
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	653	654
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	6
Encina Private Credit LLC TBD% (LIBOR03M + 3.074%) due 11/30/2025 «~µ	3,000	3,000
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~	3,866	3,341
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~	12	12
Forbes Energy Services LLC TBD% due 04/13/2021 «	590	137
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	166	165
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~	27	22
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)	188	111
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19
Nascar Holdings, Inc. 2.859% (LIBOR03M + 2.750%) due 10/19/2026 ~	12	12
Parexel International Corp. 2.859% (LIBOR03M + 2.750%) due 09/27/2024 ~	97	96
Park River Holdings, Inc. 4.000% (LIBOR03M + 3.250%) due 12/28/2027 ~	800	797
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	1,120	1,117
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~	100	100
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~	6	6
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)	834	780
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	24	24
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	2,243	2,218
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	681	678
Univision Communications, Inc. 2.857% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,329	2,315
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	114	113
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)	727	443
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~	169	169

Total Loan Participations and Assignments (Cost $17,424)		16,820

CORPORATE BONDS & NOTES 41.2%
BANKING & FINANCE 10.4%
CBL & Associates LP
4.600% due 10/15/2024 ^(e)(k)	190	110
5.950% due 12/15/2026 ^(e)(k)	1,621	932
CIT Group, Inc. 5.000% due 08/15/2022 (k)	300	316
Equitable Holdings, Inc. 5.000% due 04/20/2048	2	3
Ford Motor Credit Co. LLC
1.429% (US0003M + 1.235%) due 02/15/2023 ~(k)	500	495
3.377% (US0003M + 3.140%) due 01/07/2022 ~(k)	280	283
5.125% due 06/16/2025 (k)	500	541

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (k)	76	80
6.750% due 03/15/2022 (k)	54	54
Hunt Cos., Inc. 6.250% due 02/15/2026	6	6
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	14	14
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027	7	7
LPL Holdings, Inc. 4.000% due 03/15/2029 (k)	1,000	1,009
MGM Growth Properties Operating Partnership LP
4.625% due 06/15/2025 (k)	200	211
5.750% due 02/01/2027 (k)	900	994
Navient Corp.
5.625% due 01/25/2025	51	49
6.125% due 03/25/2024 (k)	102	108
6.500% due 06/15/2022 (k)	200	210
7.250% due 01/25/2022 (k)	300	312
7.250% due 09/25/2023	24	26
Newmark Group, Inc. 6.125% due 11/15/2023	20	22
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (d)	9	9
OneMain Finance Corp. 6.125% due 03/15/2024	24	26
PennyMac Financial Services, Inc. 4.250% due 02/15/2029 (k)	1,100	1,055
Piper Jaffray Cos.
4.740% due 10/15/2021	200	201
5.200% due 10/15/2023	900	903
Sabra Health Care LP 4.800% due 06/01/2024	32	35
Uniti Group LP 7.875% due 02/15/2025 (k)	2,420	2,619
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(k)	1,842	953

		11,583

INDUSTRIALS 26.2%
American Airlines, Inc. 5.750% due 04/20/2029 (k)	1,200	1,278
Associated Materials LLC 9.000% due 09/01/2025 (k)	770	814
Boeing Co.
5.150% due 05/01/2030 (k)	123	142
5.705% due 05/01/2040 (k)	193	237
5.805% due 05/01/2050 (k)	129	163
5.930% due 05/01/2060 (k)	310	399
Caesars Resort Collection LLC 5.750% due 07/01/2025 (k)	400	423
CCO Holdings LLC
4.500% due 08/15/2030	26	27
4.750% due 03/01/2030 (k)	36	37
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	600	602
4.000% due 03/15/2031	500	509
Charter Communications Operating LLC
3.850% due 04/01/2061	200	184
4.800% due 03/01/2050 (k)	41	44
Cinemark USA, Inc. 5.875% due 03/15/2026	1,100	1,129
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	14	15
Community Health Systems, Inc.
4.750% due 02/15/2031 (k)	200	196
5.625% due 03/15/2027 (k)	1,480	1,552
6.625% due 02/15/2025 (k)	221	234
8.000% due 03/15/2026	78	84
Corning, Inc. 5.450% due 11/15/2079	14	17
CVS Pass-Through Trust 5.880% due 01/10/2028 (k)	911	1,050
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	22	23
5.250% due 11/15/2021 (k)	102	104
DaVita, Inc. 4.625% due 06/01/2030 (k)	900	918
Delta Air Lines, Inc. 7.375% due 01/15/2026 (k)	920	1,077
Diamond Resorts International, Inc.
7.750% due 09/01/2023	20	21
10.750% due 09/01/2024 (k)	246	261

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Energy Transfer Operating LP 5.000% due 05/15/2050	14	15
Envision Healthcare Corp. 8.750% due 10/15/2026 (k)	382	284
EQM Midstream Partners LP 4.500% due 01/15/2029 (k)	1,100	1,074
Exela Intermediate LLC 10.000% due 07/15/2023	23	8
Fresh Market, Inc. 9.750% due 05/01/2023 (k)	350	361
Full House Resorts, Inc. 8.250% due 02/15/2028	110	117
General Electric Co.
5.875% due 01/14/2038	4	5
6.150% due 08/07/2037	2	3
6.875% due 01/10/2039	10	14
iHeartCommunications, Inc. 6.375% due 05/01/2026 (k)	233	247
Innophos Holdings, Inc. 9.375% due 02/15/2028	23	25
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026 (k)	300	300
7.000% due 12/31/2027 (k)	300	288
Lamar Media Corp. 3.625% due 01/15/2031 (k)	500	484
NCL Corp. Ltd. 10.250% due 02/01/2026 (k)	988	1,162
NCR Corp. 5.125% due 04/15/2029 (c)	230	232
Netflix, Inc. 5.375% due 11/15/2029	12	14
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~(k)	1,000	990
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	4	4
Owens & Minor, Inc. 4.500% due 03/31/2029 (k)	500	503
Post Holdings, Inc. 4.500% due 09/15/2031 (k)	1,400	1,386
RP Escrow Issuer LLC 5.250% due 12/15/2025 (k)	1,000	1,038
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (k)	520	516
Staples, Inc. 7.500% due 04/15/2026	3	3
Tenet Healthcare Corp. 6.750% due 06/15/2023 (k)	300	325
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)	308	337
5.750% due 09/30/2039 (k)	2,078	2,383
TopBuild Corp. 3.625% due 03/15/2029	100	99
TransDigm, Inc. 5.500% due 11/15/2027	8	8
Transocean Pontus Ltd. 6.125% due 08/01/2025	20	19
Transocean, Inc. 7.250% due 11/01/2025	51	33
Travel + Leisure Co.
3.900% due 03/01/2023	14	14
4.625% due 03/01/2030	5	5
6.000% due 04/01/2027 (k)	154	171
TripAdvisor, Inc. 7.000% due 07/15/2025 (k)	1,000	1,083
Triumph Group, Inc.
5.250% due 06/01/2022	4	4
6.250% due 09/15/2024	11	11
Twilio, Inc. 3.625% due 03/15/2029 (k)	800	812
U.S. Renal Care, Inc. 10.625% due 07/15/2027	12	13
UAL Pass-Through Trust 6.636% due 01/02/2024 (k)	322	331
Univision Communications, Inc. 5.125% due 02/15/2025 (k)	438	444
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (k)	1,100	1,114
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~	9	9
Windstream Escrow LLC 7.750% due 08/15/2028 (k)	1,309	1,336

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Zayo Group Holdings, Inc. 6.125% due 03/01/2028	12	12

		29,186

UTILITIES 4.6%
Crestwood Midstream Partners LP 6.000% due 02/01/2029 (k)	1,300	1,283
Edison International 5.750% due 06/15/2027	11	13
Lumen Technologies, Inc. 4.000% due 02/15/2027	14	14
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	2
4.000% due 12/01/2046	2	2
4.300% due 03/15/2045	24	23
4.500% due 07/01/2040	53	54
4.500% due 12/15/2041	26	25
4.550% due 07/01/2030 (k)	712	772
4.600% due 06/15/2043	9	9
4.750% due 02/15/2044 (k)	157	161
4.950% due 07/01/2050 (k)	726	747
Southern California Edison Co.
3.650% due 02/01/2050	5	5
4.125% due 03/01/2048	16	17
4.650% due 10/01/2043	30	34
4.875% due 03/01/2049	40	47
5.750% due 04/01/2035	2	3
6.000% due 01/15/2034	20	26
6.650% due 04/01/2029	13	16
Sprint Corp.
7.125% due 06/15/2024 (k)	158	182
7.625% due 02/15/2025 (k)	394	470
7.625% due 03/01/2026 (k)	954	1,170
Talen Energy Supply LLC 6.625% due 01/15/2028	4	4
Transocean Poseidon Ltd. 6.875% due 02/01/2027	20	19

		5,098

Total Corporate Bonds & Notes (Cost $45,249)		45,867

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Multiplan Corp. 6.000% due 10/15/2027	700	595

Total Convertible Bonds & Notes (Cost $684)		595

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
3.759% due 02/25/2040 •	50	51
4.000% due 06/25/2050 (a)	1,233	159
4.000% due 06/25/2050 (a)(k)	4,052	702
5.859% due 07/25/2029 •	230	251
Freddie Mac
0.000% due 02/25/2046 (b)(h)	435	413
0.100% due 02/25/2046 (a)	436	0
0.700% due 11/25/2055 ~(a)(k)	6,212	412
2.011% due 11/25/2045 ~(a)(k)	1,027	121
3.500% due 02/25/2041 (a)(k)	2,853	389
3.591% due 06/25/2041 ~(a)	10,500	0
4.000% due 07/25/2050 (a)(k)	9,414	1,730
5.000% due 03/15/2040 (a)	1,552	109
5.259% due 10/25/2029 •	250	270
6.041% due 05/25/2050 •(a)(k)	2,733	508
7.659% due 12/25/2027 •	445	482
Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2036	200	205

Total U.S. Government Agencies (Cost $5,719)		5,802

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.1%
Adjustable Rate Mortgage Trust 2.829% due 01/25/2036 ^~	70	66
Banc of America Alternative Loan Trust 5.861% due 04/25/2037 ^~	112	112
Banc of America Funding Trust
2.186% due 12/20/2034 ~	249	169
2.640% due 03/20/2036 ~	58	54
5.806% due 03/25/2037 ^~	62	66
7.000% due 10/25/2037 ^	411	332

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Banc of America Mortgage Trust
2.925% due 06/20/2031 ~	257	264
3.517% due 06/25/2035 ~	41	40
Bancorp Commercial Mortgage Trust 3.856% due 08/15/2032 •(k)	2,300	1,938
BCAP LLC Trust 0.530% due 07/26/2036 ~	87	79
Bear Stearns ALT-A Trust
0.449% due 04/25/2037 •	552	534
2.125% due 09/25/2034 ~	82	83
3.010% due 01/25/2047 ~	27	19
3.104% due 05/25/2036 ~	34	28
3.190% due 08/25/2036 ^~	12	13
3.214% due 05/25/2036 ^~	179	172
3.256% due 11/25/2036 ^~	612	421
3.453% due 08/25/2036 ^~	228	153
3.907% due 07/25/2035 ^~	117	97
Bear Stearns Commercial Mortgage Securities Trust 5.643% due 10/12/2041 ~	761	768
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	235	183
CD Mortgage Trust 5.688% due 10/15/2048	1,011	561
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	194	138
Citigroup Commercial Mortgage Trust 5.356% due 12/10/2049 ~	669	370
Citigroup Mortgage Loan Trust
2.889% due 11/25/2036 ^~	41	40
2.977% due 08/25/2035 ^~	13	13
3.013% due 11/25/2035 ~(k)	1,398	979
6.250% due 11/25/2037 ~	721	478
Citigroup Mortgage Loan Trust, Inc. 2.800% due 10/25/2035 ~	339	239
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.258% due 09/25/2035 ^~	98	86
CitiMortgage Alternative Loan Trust 5.500% due 04/25/2022 ^	5	5
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	1,700	1,746
Commercial Mortgage Loan Trust 5.845% due 12/10/2049 ~	593	253
Countrywide Alternative Loan Trust
0.659% due 10/25/2037 •	3,872	788
0.669% due 02/25/2037 •	167	140
0.689% due 02/25/2036 ^•	512	501
1.259% due 12/25/2035 •	836	784
5.500% due 03/25/2035	435	280
6.000% due 11/25/2035 ^	168	54
6.000% due 04/25/2036 ^(k)	2,641	1,863
Countrywide Home Loan Mortgage Pass-Through Trust
0.749% due 03/25/2035 •	103	95
1.979% due 03/25/2046 ^•(k)	524	343
2.195% due 02/20/2036 ^•	6	5
3.023% due 09/25/2047 ^~	274	264
3.025% due 09/20/2036 ^~	90	87
6.000% due 05/25/2037 ^	218	151
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~	3,091	458
5.869% due 09/15/2040 ~	2	5
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	45	46
Credit Suisse Mortgage Capital Certificates 0.630% due 11/30/2037 ~(k)	2,900	2,720
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	1,044	805
6.396% due 04/25/2036 þ	189	131
6.500% due 05/25/2036 ^	156	81
First Horizon Alternative Mortgage Securities Trust 2.310% due 08/25/2035 ^~	10	1
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~	900	870
GS Mortgage Securities Trust
0.742% due 08/10/2043 ~(a)	3,611	44
2.032% due 05/10/2045 ~(a)	2,849	20
5.622% due 11/10/2039	512	179
GSR Mortgage Loan Trust 2.908% due 03/25/2047 ^~(k)	770	626
HarborView Mortgage Loan Trust 0.610% due 01/19/2036 •	523	379
IndyMac Mortgage Loan Trust
0.909% due 11/25/2034 •	79	76
3.112% due 05/25/2036 ~	118	87
3.659% due 06/25/2037 ~	167	149
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(k)	915	739

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Corp. 1.458% due 03/12/2039 ~(a)	154	0
JP Morgan Chase Commercial Mortgage Securities Trust
0.567% due 02/15/2046 ~(a)	56,781	660
1.356% due 12/15/2036 •	1,000	983
5.863% due 01/12/2038 ~	1,414	1,440
5.947% due 02/12/2051 ~	553	501
JP Morgan Mortgage Trust 2.964% due 07/25/2035 ~	24	24
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^	191	65
5.562% due 02/15/2040 ^~	114	60
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	26	26
5.956% due 04/25/2036 ^~	121	102
6.000% due 05/25/2037 ^	185	186
MASTR Adjustable Rate Mortgages Trust 2.834% due 11/25/2035 ^~	302	231
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	226	193
Merrill Lynch Mortgage Investors Trust
0.529% due 07/25/2030 •	36	36
0.769% due 11/25/2029 •	65	64
2.649% due 11/25/2035 •	68	69
Morgan Stanley Capital Trust
0.300% due 11/12/2049 ~(a)	5,332	1
5.399% due 12/15/2043	79	54
Morgan Stanley Mortgage Loan Trust
2.706% due 01/25/2035 ^~	202	173
6.000% due 08/25/2037 ^	178	113
Morgan Stanley Resecuritization Trust 3.195% due 03/26/2037 ~	3,295	3,279
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	145	142
Motel 6 Trust 7.033% due 08/15/2024 •	585	570
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.179% due 02/25/2035 •	403	412
Regal Trust 1.966% due 09/29/2031 •	14	14
Residential Accredit Loans, Inc. Trust
4.254% due 01/25/2036 ^~(k)	228	205
6.000% due 08/25/2035 ^	188	185
6.000% due 06/25/2036 ^	101	95
6.500% due 09/25/2037 ^	180	174
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	194	113
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	157	156
Structured Adjustable Rate Mortgage Loan Trust
3.004% due 01/25/2036 ^~	230	167
3.304% due 04/25/2036 ^~	224	178
3.575% due 09/25/2036 ^~	79	75
Structured Asset Mortgage Investments Trust 0.319% due 08/25/2036 ^•(k)	589	590
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	123	76
Wachovia Bank Commercial Mortgage Trust
0.946% due 10/15/2041 ~(a)	37	0
5.720% due 10/15/2048 ~(k)	1,424	1,385
WaMu Mortgage Pass-Through Certificates Trust
1.089% due 06/25/2044 •(k)	274	273
1.957% due 11/25/2046 •	589	580
3.205% due 12/25/2036 ^~(k)	221	217
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(k)	906	821
Wells Fargo Alternative Loan Trust 5.500% due 07/25/2022	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $37,422)		37,959

ASSET-BACKED SECURITIES 60.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.204% due 02/25/2035 •(k)	2,596	2,615
1.834% due 12/25/2034 •(k)	1,292	1,297
3.361% due 06/21/2029 •	70	70
Bayview Financial Acquisition Trust 0.395% due 12/28/2036 •	23	23
Bear Stearns Asset-Backed Securities Trust
0.679% due 04/25/2036 •(k)	1,973	2,657
3.086% due 07/25/2036 ~	235	237
5.500% due 12/25/2035	32	27
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	315
Centex Home Equity Loan Trust 0.859% due 01/25/2035 •(k)	1,643	1,610

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.269% due 12/25/2036 •(k)	1,341	904
0.329% due 12/25/2036 •(k)	749	401
0.559% due 11/25/2045 •(k)	1,706	1,701
0.809% due 11/25/2046 •(k)	1,900	1,738
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	338	162
9.163% due 03/01/2033 ~	729	683
Countrywide Asset-Backed Certificates
0.249% due 06/25/2047 ^•(k)	2,063	1,966
0.259% due 04/25/2047 ^•(k)	463	458
0.309% due 06/25/2037 ^•(k)	634	646
0.369% due 12/25/2036 ^•(k)	947	915
0.589% due 05/25/2036 •(k)	7,964	6,724
1.759% due 06/25/2035 •(k)	4,000	4,028
Countrywide Asset-Backed Certificates Trust
0.379% due 09/25/2046 •(k)	4,090	3,619
1.984% due 10/25/2035 •(k)	2,090	1,901
EMC Mortgage Loan Trust
1.168% due 05/25/2040 •	251	259
1.418% due 02/25/2041 •	225	225
Flagship Credit Auto Trust 0.000% due 06/15/2026 «(h)	2	306
Fremont Home Loan Trust 0.469% due 04/25/2036 •(k)	197	196
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	45	41
GSAMP Trust
1.909% due 06/25/2035 •(k)	2,200	2,211
2.734% due 12/25/2034 •(k)	2,162	1,784
Home Equity Mortgage Loan Asset-Backed Trust 0.349% due 04/25/2037 •(k)	3,996	3,070
HSI Asset Securitization Corp. Trust 0.219% due 04/25/2037 •(k)	3,293	2,120
Marlette Funding Trust
0.000% due 07/16/2029 «(h)	5	733
0.000% due 03/15/2030 «(h)	8	1,979
MASTR Asset-Backed Securities Trust 0.329% due 08/25/2036 •(k)	2,914	1,548
Morgan Stanley ABS Capital, Inc. Trust 0.889% due 12/25/2034 •	125	118
Morgan Stanley Home Equity Loan Trust 1.174% due 05/25/2035 •	1,913	1,541
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	1,069
People's Financial Realty Mortgage Securities Trust 0.239% due 09/25/2036 •	1,455	435
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	3,659	2,110
Residential Asset Securities Corp. Trust 1.144% due 08/25/2035 •(k)	4,350	4,267
Securitized Asset-Backed Receivables LLC Trust
0.763% due 01/25/2035 •	558	547
0.784% due 10/25/2035 •(k)	5,500	5,448
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)	1,000	167
0.000% due 05/25/2040 «(h)	1,000	175
0.000% due 09/25/2040 «(h)	339	92
Structured Asset Investment Loan Trust
1.834% due 10/25/2034 •(k)	1,986	1,995
4.609% due 10/25/2033 •	68	72
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	173	162
UPS Capital Business Credit 7.664% due 04/15/2026 ^«•(e)	1,856	0

Total Asset-Backed Securities (Cost $62,851)		67,367

	SHARES
COMMON STOCKS 4.3%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (f)	108,013	195
iHeartMedia, Inc. 'A' (f)	25,745	467
iHeartMedia, Inc. 'B' «(f)	20,009	327

		989

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(j)	35,625	4

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

FINANCIALS 1.8%
Associated Materials Group, Inc. «(j)	294,140	1,982

INDUSTRIALS 1.3%
McDermott International Ltd. (f)	7,216	6
Neiman Marcus Group Ltd. LLC «(j)	13,191	1,329
Noble Corp. «	275	5
Noble Corp. «(j)	2,288	40
Westmoreland Mining Holdings LLC «(j)	9,231	51

		1,431

UTILITIES 0.3%
TexGen Power LLC «	9,914	411

Total Common Stocks (Cost $6,533)		4,817

RIGHTS 0.8%
INFORMATION TECHNOLOGY 0.8%
Windstream Holdings LLC «	43,518	822

Total Rights (Cost $316)		822

WARRANTS 0.2%
INDUSTRIALS 0.2%
Sequa Corp. - Exp. 04/28/2024 «	118,000	236

Total Warrants (Cost $0)		236

PREFERRED SECURITIES 4.3%
INDUSTRIALS 4.3%
General Electric Co. 3.514% due 06/15/2021 ~(i)	53,000	50
Sequa Corp. (12.000% PIK) 12.000% «(d)	3,183	4,701

Total Preferred Securities (Cost $2,237)		4,751

REAL ESTATE INVESTMENT TRUSTS 3.1%
REAL ESTATE 3.1%
Uniti Group, Inc.	46,851	517
VICI Properties, Inc.	104,988	2,965

Total Real Estate Investment Trusts (Cost $1,834)		3,482

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.3%
U.S. TREASURY BILLS 6.3%
0.023% due 04/29/2021 - 06/17/2021 (g)(h)(n)	6,961	6,961

Total Short-Term Instruments (Cost $6,961)		6,961

Total Investments in Securities (Cost $187,230)		195,479

Total Investments 175.6% (Cost $187,230)		$195,479
Financial Derivative Instruments (l)(m) (0.9)%(Cost or Premiums, net $527)		(999)
Other Assets and Liabilities, net (74.7)%		(83,176)

Net Assets Applicable to Common Shareholders 100.0%		$111,304

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$1,868	$1,982	1.78%
Forbes Energy Services Ltd.	07/29/2014	1,769	4	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	425	1,329	1.19
Noble Corp.	02/05/2021-02/08/2021	26	40	0.04
Westmoreland Mining Holdings LLC	12/08/2014	269	51	0.05

$4,357	$3,406	3.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.987%	03/23/2021	06/23/2021	$(3,048)	$(3,049)
1.037	03/23/2021	06/23/2021	(2,178)	(2,178)
1.093	02/09/2021	05/06/2021	(1,445)	(1,447)
BPS	0.300	03/24/2021	04/28/2021	(644)	(644)
0.450	03/23/2021	TBD(2)	(613)	(613)
0.550	03/01/2021	06/01/2021	(979)	(980)
0.800	10/20/2020	04/21/2021	(135)	(135)
1.093	02/05/2021	05/06/2021	(1,367)	(1,369)
1.093	02/08/2021	05/11/2021	(796)	(798)
1.116	02/03/2021	05/05/2021	(1,883)	(1,886)
1.259	01/19/2021	04/23/2021	(1,765)	(1,769)
BRC	0.790	11/18/2020	04/30/2021	(2,085)	(2,092)
CEW	0.654	01/06/2021	04/06/2021	(242)	(242)
CIB	0.620	03/12/2021	04/13/2021	(429)	(429)
0.620	03/16/2021	04/16/2021	(2,277)	(2,278)
CSG	0.650	03/30/2021	06/28/2021	(77)	(77)
GLM	1.245	10/05/2020	04/05/2021	(771)	(776)
GSC	0.650	03/29/2021	05/03/2021	(426)	(426)
MZF	0.982	03/18/2021	06/16/2021	(8,169)	(8,173)
RTA	1.092	02/04/2021	05/10/2021	(2,793)	(2,798)
1.096	02/03/2021	05/07/2021	(9,178)	(9,194)
SAL	1.196	11/16/2020	05/17/2021	(2,837)	(2,850)
SOG	0.370	03/26/2021	06/24/2021	(150)	(150)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

0.500	03/17/2021	06/15/2021	(1,596)	(1,596)
0.520	02/16/2021	05/17/2021	(2,254)	(2,255)
0.550	03/04/2021	06/03/2021	(806)	(806)
0.550	03/30/2021	06/03/2021	(185)	(185)
1.258	11/19/2020	05/18/2021	(865)	(869)
TDM	0.250	02/04/2021	TBD(2)	(1,703)	(1,704)
0.400	03/24/2021	TBD(2)	(1,089)	(1,089)
UBS	0.400	01/21/2021	04/21/2021	(163)	(163)
0.400	01/22/2021	04/22/2021	(743)	(744)
0.500	03/16/2021	06/14/2021	(4,368)	(4,369)
0.500	03/30/2021	06/14/2021	(275)	(275)
0.550	02/17/2021	05/18/2021	(4,582)	(4,585)
0.550	03/03/2021	06/03/2021	(7,447)	(7,450)
0.650	01/07/2021	04/07/2021	(649)	(649)
0.650	01/15/2021	04/15/2021	(167)	(167)
0.650	01/19/2021	04/19/2021	(2,352)	(2,355)
0.650	01/22/2021	04/22/2021	(429)	(430)
0.650	03/30/2021	04/28/2021	(1,783)	(1,783)
1.095	02/05/2021	05/06/2021	(727)	(729)
1.096	02/03/2021	05/06/2021	(3,334)	(3,340)
1.184	01/08/2021	04/08/2021	(1,442)	(1,446)
1.246	10/13/2020	04/13/2021	(3,471)	(3,491)

Total Reverse Repurchase Agreements	$(84,833)

(k)	Securities with an aggregate market value of $106,467 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(81,080) at a weighted average interest rate of 1.265%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	0.474%	$300	$9	$1	$10	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive (5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,500	$0	$1	$1	$0	$0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	1,209	1,078	0	(8)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	707	1,313	0	(17)
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	500	1	4	5	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	35	112	0	(4)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	289	919	0	(10)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	4,150	186	(342)	(156)	0	(5)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	627	(15)	57	42	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	(758)	(740)	11	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	6	5	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	52	52	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	75	71	2	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	54	52	1	0
Receive(5)	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	1,300	0	222	222	4	0

$1,365	$1,611	$2,976	$21	$(44)

Total Swap Agreements	$1,374	$1,612	$2,986	$21	$(44)

Cash of $1,375 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$3,175	$(632)	$427	$0	$(205)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	769	(149)	49	0	(100)

$(781)	$476	$0	$(305)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	1.650%	Semi-Annual	04/08/2051	$5,500	$(66)	$(605)	$0	$(671)

Total Swap Agreements	$(847)	$(129)	$0	$(976)

(n)

Securities with an aggregate market value of $1,052 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,105	$3,715	$16,820
Corporate Bonds & Notes
Banking & Finance	0	11,583	0	11,583
Industrials	0	29,186	0	29,186
Utilities	0	5,098	0	5,098
Convertible Bonds & Notes
Industrials	0	595	0	595
U.S. Government Agencies	0	5,802	0	5,802
Non-Agency Mortgage-Backed Securities	0	37,959	0	37,959
Asset-Backed Securities	0	63,915	3,452	67,367
Common Stocks
Communication Services	662	0	327	989
Energy	4	0	0	4
Financials	0	0	1,982	1,982
Industrials	6	0	1,425	1,431
Utilities	0	0	411	411
Rights
Information Technology	0	0	822	822
Warrants

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

Industrials				0			0	236	236
Preferred Securities
Industrials				0			50	4,701	4,751
Real Estate Investment Trusts
Real Estate				3,482			0	0	3,482
Short-Term Instruments
U.S. Treasury Bills				0			6,961	0	6,961

Total Investments				$4,154			$174,254	$17,071	$195,479

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				$0			$21	$0	$21

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0			(44)	0	(44)
Over the counter				0			(976)	0	(976)

				$0			$(1,020)	$0	$(1,020)

Total Financial Derivative Instruments				$0			$(999)	$0	$(999)

Totals				$4,154			$173,255	$17,071	$194,480

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,437	$3,398	$(4,330)	$(25)	$(536)	$(112)	$0	$(117)	$3,715	$(431)
Non-Agency Mortgage-Backed Securities	294	0	(271)	2	(16)	(9)	0	0	0	0
Asset-Backed Securities	4,210	797	(1,515)	0	(1,347)	873	434	0	3,452	(810)
Common Stocks
Communication Services	1	441	0	0	0	(115)	0	0	327	(115)
Financials	0	1,868	0	0	0	114	0	0	1,982	115
Industrials	372	673	(265)	0	(308)	959	0	(6)	1,425	905
Real Estate	415	0	(415)	0	0	0	0	0	0	0
Utilities	320	0	0	0	0	91	0	0	411	92
Rights
Information Technology	0	316	0	0	0	506	0	0	822	505
Warrants
Industrials	0	0	0	0	0	236	0	0	236	236
Preferred Securities
Industrials	2,179	0	(647)	0	0	3,169	0	0	4,701	3,169

Totals	$13,228	$7,493	$(7,443)	$(23)	$(2,207)	$5,712	$434	$(123)	$17,071	$3,666

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$3,000	Market Based Approach			Recovery Value			100.000	—
		137	Other Valuation Techniques(2)			—			—	—
		578	Third Party Vendor			Broker Quote			61.000 - 99.375	69.289
Asset-Backed Securities		3,452	Proxy Pricing			Base Price			0.000 - 23,596.480	18,079.594
Common Stocks
Communication Services		327	Reference Instrument			Liquidity Discount			10.000	—
Financials		1,982	Market Comparable Valuation			EBITDA		X	8.500	—
Industrials		1,329	Discounted Cash Flow			Discount Rate			16.000	—
		96	Other Valuation Techniques(2)			—			—	—
Utilities		411	Indicative Market Quotation			Broker Quote			$41.500	—
Rights
Information Technology		822	Market Comparable Valuation			EBITDA		X	4.250	—
Warrants
Industrials		236	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		4,701	Market Comparable Valuation			EBITDA X / X			14.500/12.000	—

Total		$17,071

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2021 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBD	To-Be-Determined
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced